Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Investments All Other Investments [Abstract]
Fair Values of Derivatives

The fair values of CNH Industrial’s derivatives at December 31, 2016 and 2015 in the consolidated balance sheets are recorded as follows:

	2016	2015
	(in millions)
Derivatives Designated as Hedging Instruments:
Assets:
Foreign exchange contracts:	$47	$61
Interest rate derivatives:	15	30
Cross currency swaps:	—	16
Total Assets	$62	$107
Liabilities
Foreign exchange contracts:	$(105)	$(29)
Interest rate derivatives:	(17)	(6)
Total Liabilities	$(122)	$(35)
Derivatives Not Designated as Hedging Instruments:
Assets:
Foreign exchange contracts:	$31	$100
Interest rate derivatives:	2	4
Total Assets	$33	$104
Liabilities
Foreign exchange contracts:	$(116)	$(30)
Interest rate derivatives:	(11)	(4)
Total Liabilities	$(127)	$(34)

Pre-tax Gains (Losses) on Consolidated Statements of Operations

Pre-tax gains (losses) on the consolidated statements of operations related to CNH Industrial’s derivatives for the year ended December 31, 2016, 2015, and 2014 are recorded in the following accounts:

	2016	2015	2014
	(in millions)
Fair Value Hedges
Interest rate derivatives—Interest expense	$(33)	$(8)	$(8)
Gains/(losses) on hedged items—Interest expense	$33	$8	$8
Cash Flow Hedges
Recognized in accumulated other comprehensive income (effective portion):
Foreign exchange contracts—accumulated other comprehensive income	$(72)	$(19)	$(251)
Interest rate derivatives—accumulated other comprehensive income	$13	$(39)	$1
Reclassified from accumulated other comprehensive income (effective portion):
Foreign exchange contracts—Net sales	$55	$16	$14
Foreign exchange contracts—Cost of goods sold	$(4)	$(211)	$(7)
Foreign exchange contracts—Other, net	$(5)	$(10)	$(30)
Interest rate derivatives—Interest expense	$(4)	$(7)	$(12)
Not Designated as Hedges
Foreign exchange contracts—Other, net	$(231)	$115	$(14)

Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2016 and 2015:

	Level 1		Level 2		Total
	2016	2015	2016	2015	2016	2015
	(in millions)
Assets
Foreign exchange derivatives	$—	$—	$78	$161	$78	$161
Interest rate derivatives	—	—	17	34	17	34
Cross currency swaps	—	—	—	16	—	16
Available for sale securities	1	1	—	—	1	1
Total Assets	$1	$1	$95	$211	$96	$212
Liabilities
Foreign exchange derivatives	$—	$—	$(221)	$(59)	$(221)	$(59)
Interest rate derivatives	—	—	(28)	(10)	(28)	(10)
Total Liabilities	$—	$—	$(249)	$(69)	$(249)	$(69)

Estimated Fair Market Values of Financial Instruments Not Carried at Fair Value in Consolidated Balance Sheets

The estimated fair market values of financial instruments not carried at fair value in the consolidated balance sheets as of December 31, 2016 and 2015 are as follows:

	2016		2015
	Carrying Amount	Fair Value	Carrying Amount *	Fair Value
	(in millions)
Financing receivables	$18,662	$18,554	$19,001	$18,868
Debt	$25,276	$25,372	$26,301	$26,371
(*)

Certain amounts have been reclassified to conform to the current presentation of debt issuance costs in the consolidated balance sheet as of December 31, 2015, following the adoption of new guidance effective January 1, 2016.